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ALPS Clean Energy ETF

ALPS ETF TRUST

ALPS Clean Energy ETF (Cboe BZX: ACES)
(the “Fund”)

SUPPLEMENT DATED DECEMBER 8, 2020 TO THE SUMMARY PROSPECTUS,
PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MARCH 31, 2020, AS SUPPLEMENTED

All changes noted in this supplement will be effective on January 1, 2021 (the “Effective Date”).

Summary Prospectus

The section entitled “FEES AND EXPENSES OF THE FUND – Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

Annual Fund Operating Expenses	ALPS Clean Energy ETF ALPS Clean Energy ETF Shares
Management Fees	0.55%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.55%	[1]
[1]	Restated to reflect current fees.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares | USD ($)	56	176	307	689